PROPERTY, PLANT, AND EQUIPMENT, NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 514.2	$ 520.6
Accumulated depreciation	(277.1)	(281.6)
Property, plant, and equipment, net	237.1	239.0	$ 215.0
Depreciation	32.2	29.6	25.5
Interest costs capitalized	0.5	0.5	$ 0.8
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment	12.9	16.0
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment	67.9	62.9
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment	55.8	71.9
Office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment	33.3	27.2
Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment	74.3	71.2
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment	230.7	236.4
Construction-in-progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 39.3	$ 35.0